Retirement Benefit and Other Post-retirement Obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	30.00%	31.00%
Insurance [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	30.00%	31.00%
Insurance [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	0.00%
Equities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	19.00%	18.00%
Equities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	19.00%	17.00%
Equities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	1.00%
Fixed Interest Securities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8.00%	9.00%
Fixed Interest Securities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8.00%	7.00%
Fixed Interest Securities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	2.00%
Property [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	5.00%
Property [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	5.00%
Property [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	0.00%
Pooled asset investment funds (including LDI) [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	21.00%	22.00%
Pooled asset investment funds (including LDI) [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	21.00%	22.00%
Pooled asset investment funds (including LDI) [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	0.00%
Infrastructure [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	10.00%	11.00%
Infrastructure [Member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	10.00%	11.00%
Infrastructure [Member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	0.00%
Cash and cash equivalents [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	2.00%
Cash and cash equivalents [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	4.00%	2.00%
Cash and cash equivalents [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	0.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%
Other [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%
Other [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	0.00%